RIDGEWORTH FUNDS
Supplement dated February 11, 2011 to the
RidgeWorth Equity Funds (A, C, & I Shares) Prospectus
dated August 1, 2010
RidgeWorth Large Cap Core Equity Fund
RidgeWorth Large Cap Growth Stock Fund
RidgeWorth Select Large Cap Growth Stock Fund
RidgeWorth Small Cap Growth Stock Fund
The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.
1.	The Prospectus is hereby amended to reflect the following portfolio manager changes:

Mr. Jeffrey E. Markunas, CFA, no longer serves as the portfolio manager of the Large Cap Core Equity Fund. References to Mr. Markunas in the Prospectus are hereby deleted in their entirety.

2.	The paragraph under the heading “Portfolio Management” in the “Summary Section” for the Large Cap Core Equity Fund on p. 12 of the Prospectus is hereby deleted in its entirety and is replaced with the following paragraph:

Mr. Christopher Guinther, Managing Director of the Subadviser, Mr. Joe Ransom, CFA, Managing Director of the Subadviser, Mr. Michael A. Sansoterra, Managing Director of the Subadviser, and Mr. Sandeep Bhatia, PhD, CFA, Director of the Subadviser, have co-managed the Fund since February 2011.

3.	The paragraph under the heading “Portfolio Management” in the “Summary Section” for the Large Cap Growth Stock Fund on p. 18 of the Prospectus is hereby deleted in its entirety and is replaced with the following paragraph:

Mr. Christopher Guinther, President and Chief Investment Officer of the Subadviser, and Mr. Michael A. Sansoterra, Managing Director of the Subadviser, have co-managed the Fund since 2007. In addition to Messrs. Guinther and Sansoterra, Mr. Joe Ransom, CFA, Managing Director of the Subadviser, and Mr. Sandeep Bhatia, PhD, CFA, Director of the Subadviser, have co-managed the Fund since February 2011.

4.	The paragraph under the heading “Portfolio Management” in the “Summary Section” for the Select Large Cap Growth Stock Fund on p. 21 of the Prospectus is hereby deleted in its entirety and is replaced with the following paragraph:

Mr. Christopher Guinther, President and Chief Investment Officer of the Subadviser, Mr. Michael A. Sansoterra, Managing Director of the Subadviser, and Mr. Joe Ransom, CFA, Managing Director of the Subadviser, have co-managed the Fund since 2007. In addition to Messrs. Guinther, Sansoterra and Ransom, Mr. Sandeep Bhatia, PhD, CFA, Director of the Subadviser, has co-managed the Fund since February 2011.

5.	The paragraph under the heading “Portfolio Management” in the “Summary Section” for the Small Cap Growth Stock Fund on p. 24 of the Prospectus is hereby deleted in its entirety and is replaced with the following paragraph:

Mr. Christopher Guinther, President and Chief Investment Officer of the Subadviser, and Mr. Michael A. Sansoterra, Managing Director of the Subadviser, have co-managed the Fund since 2007. In addition to Messrs. Guinther and Sansoterra, Mr. Joe Ransom, CFA, Managing Director of the Subadviser, and Mr. Sandeep Bhatia, PhD, CFA, Director, of the Subadviser, have co-managed the Fund since February 2011.

6.	In the section entitled “Investment Subadvisers — IronOak Advisors” on page 61 of the Prospectus, the fourth paragraph is deleted in its entirety and replaced with the following paragraphs:

Mr. Christopher Guinther currently serves as Managing Director of IronOak and as President and Chief Investment Officer of Silvant, and served as Managing Director of the Adviser since February 2007. Prior to joining the Adviser, Mr. Guinther served as Institutional Small Cap Growth Portfolio Manager of Northern Trust Bank from September 2005 to January 2007, Small Cap Growth Portfolio Manager of Principal Financial Group from September 2003 to August 2005, and as One Group’s Small Cap Growth Co-Mutual Fund Manager of Banc One Investment Advisers from January 1996 to March 2003. He has co-managed the Large Cap Core Equity Fund since February 2011. He has more than 19 years of investment experience.

Mr. Joe Ransom, CFA, currently serves as Managing Director of IronOak and Silvant, and served as Managing Director of the Adviser since June 2000. He has co-managed the Large Cap Core Equity Fund since February 2011. He has more than 37 years of investment experience.

Mr. Michael A. Sansoterra currently serves as Managing Director of IronOak and Silvant, and served as Director of the Adviser since March 2007. Prior to joining the Adviser, Mr. Sansoterra served as Large Cap Diversified Growth Portfolio Manager and Senior Equity Analyst of Principal Global Investors from February 2003 through March 2007. He has co-managed the Large Cap Core Equity Fund since February 2011. He has more than 15 years of investment experience.

Mr. Sandeep Bhatia currently serves as Director of IronOak, Silvant and the Adviser, which he joined in April 2007. Prior to joining the Adviser, Mr. Bhatia served as a Senior Research Analyst for Eagle Asset Management, focusing on the healthcare sector from March 2005 through March 2007. He has co-managed the Large Cap Core Equity Fund since February 2011. He has more than seven years of investment experience.

7.	In the section entitled “Investment Subadvisers — Silvant Capital Management” on page 61 of the Prospectus, the fourth, fifth and sixth paragraphs are deleted in their entirety and replaced with the following paragraphs:

Mr. Christopher Guinther currently serves as President and Chief Investment Officer of Silvant and as Managing Director of IronOak, and served as Managing Director of the Adviser since February 2007. Prior to joining the Adviser, Mr. Guinther served as Institutional Small Cap Growth Portfolio Manager of Northern Trust Bank from September 2005 to January 2007, Small Cap Growth Portfolio Manager of Principal Financial Group from September 2003 to August 2005, and as One Group’s Small Cap Growth Co-Mutual Fund Manager of Banc One Investment Advisers from January 1996 to March 2003. He has co-managed the Large Cap Growth Stock Fund and the Select Large Cap

Growth Stock Fund since March 2007 and the Small Cap Growth Stock Fund since February 2007. He has more than 19 years of investment experience.

Mr. Joe Ransom, CFA, currently serves as Managing Director of Silvant and IronOak, and served as Managing Director of the Adviser since June 2000. He has co-managed the Select Large Cap Growth Stock Fund since March 2007 after managing the Fund since January 2007. He has also co-managed the Large Cap Growth Stock Fund and the Small Cap Growth Stock Fund since February 2011. He has more than 37 years of investment experience.

Mr. Michael A. Sansoterra currently serves as Managing Director of Silvant and IronOak, and served as Director of the Adviser since March 2007. Prior to joining the Adviser, Mr. Sansoterra served as Large Cap Diversified Growth Portfolio Manager and Senior Equity Analyst of Principal Global Investors from February 2003 through March 2007. He has co-managed the Large Cap Growth Stock Fund, the Select Large Cap Growth Stock Fund and the Small Cap Growth Stock Fund since March 2007. He has more than 15 years of investment experience.

8.	In the section entitled “Investment Subadvisers — Silvant Capital Management” beginning on page 61 of the Prospectus, the following paragraph is added at the end of the section:

Mr. Sandeep Bhatia currently serves as Director of Silvant, IronOak and the Adviser, which he joined in April 2007. Prior to joining the Adviser, Mr. Bhatia served as a Senior Research Analyst for Eagle Asset Management, focusing on the healthcare sector from March 2005 through March 2007. He has co-managed the Large Cap Growth Stock Fund, the Select Large Cap Growth Stock Fund and the Small Cap Growth Stock Fund since February 2011. He has more than seven years of investment experience.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
RFSP-132

RIDGEWORTH FUNDS
Supplement dated February 11, 2011 to the
Statement of Additional Information (“SAI”)
dated August 1, 2010
RidgeWorth Large Cap Core Equity Fund
RidgeWorth Large Cap Growth Stock Fund
RidgeWorth Select Large Cap Growth Stock Fund
RidgeWorth Small Cap Growth Stock Fund
This Supplement updates information in, and should be read in conjunction with, the SAI.
Effective February 11, 2011, Christopher Guinther, Michael A. Sansoterra, Joe Ransom, CFA, and Sandeep Bhatia, PhD, CFA, replaced Jeffrey E. Markunas as the portfolio managers primarily responsible for the day-to-day management of the Large Cap Core Equity Fund. Accordingly,
1.	All references to, and information about, Jeffrey E. Markunas in the SAI are hereby deleted.

2.	The following information supplements the table appearing under the caption “The Portfolio Managers — Management of Other Accounts” starting on page 46 of the SAI (all information is as of December 31, 2010):

Other Accounts with
	Total Assets in Accounts (millions)			Performance-Based Fees
Other
	Registered	Pooled			Total
Portfolio	Investment	Investment	Other	Number &	Assets
Manager	Companies*	Vehicles	Accounts	Category	(millions)
Sandeep Bhatia	0	0	17/299.75M	SMA-1	19.4M

*	Includes the RidgeWorth Funds
Additionally, the following information supplements the table appearing in the section entitled “The Portfolio Managers — Securities Ownership of Portfolio Managers” starting on page 50 of the SAI (all information is as of December 31, 2010):

Portfolio Manager	RidgeWorth Fund(s) Managed	Range of Securities Owned ($)
Christopher Guinther	Large Cap Growth Stock Fund	100,001 – 500,000
	Select Large Cap Growth Stock Fund	None
	Small Cap Growth Stock Fund	50,001 – 100,000
	Large Cap Core Equity Fund	None

Joe Ransom	Large Cap Growth Stock Fund	10,001 – 50,000
	Select Large Cap Growth Stock Fund	100,001 – 500,000
	Small Cap Growth Stock Fund	10,001 – 50,000
	Large Cap Core Equity Fund	None

Michael A. Sansoterra	Large Cap Growth Stock Fund	50,001 – 100,000
	Select Large Cap Growth Stock Fund	None
	Small Cap Growth Stock Fund	10,001 – 50,000
	Large Cap Core Equity Fund	None

Portfolio Manager	RidgeWorth Fund(s) Managed	Range of Securities Owned ($)
Sandeep Bhatia	Large Cap Growth Stock Fund	None
	Select Large Cap Growth Stock Fund	None
	Small Cap Growth Stock Fund	0 – 10,000
	Large Cap Core Equity Fund	None
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
RFSP-133